Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpesi_SupplementTextblock	T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio–II Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Equity Income Portfolio (fund) and its II Class. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 80% of net assets in common stocks and 65% in the common stocks of well-established companies paying above-average dividends. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 80% of its net assets in stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.
T. Rowe Price Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpesi_SupplementTextblock	T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio–II Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Equity Income Portfolio (fund) and its II Class. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 80% of net assets in common stocks and 65% in the common stocks of well-established companies paying above-average dividends. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 80% of its net assets in stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.